Document and Entity Information	Jan. 20, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 20, 2025
Entity Registrant Name	BLACKROCK ENHANCED INTERNATIONAL DIVIDEND TRUST
Entity Incorporation State Country Code	DE
Entity File Number	811-22032
Entity Tax Identification Number	01-0892549
Entity Address Address Line 1	50 Hudson Yards
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10001
City Area Code	212
Local Phone Number	810-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Central Index Key	0001393299
Amendment Flag	false